INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income and mining taxes expense (recovery)
Current income and mining taxes	$ 52,394,000	$ 52,080,000	$ 66,100,000
Deferred income and mining taxes	(16,550,000)	72,145,000	(275,773,000)
Total income and mining taxes	35,844,000	124,225,000	(209,673,000)
Cash income and mining taxes paid	56,500,000	57,000,000	110,900,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	26.30%	26.30%	27.80%
Increase (decrease) in tax rates resulting from:
Provincial mining duties (as a percent)	1.40%	3.60%	5.90%
Tax law changes (US$ election) (as a percent)	(13.60%)		(2.70%)
Impact of foreign tax rates (as a percent)	2.40%	(1.50%)	(0.20%)
Permanent differences (as a percent)	(25.10%)	1.00%	(1.60%)
Valuation allowances (as a percent)	(0.90%)	1.20%	(0.30%)
Impact of changes in income tax rates (as a percent)	(0.20%)	(2.10%)	(2.00%)
Actual rate as a percentage of pre-tax income	(9.70%)	28.50%	26.90%
Deferred income and mining tax liabilities
Mining properties	808,449,000	761,508,000
Net operating and capital loss carryforwards	(129,019,000)	(102,005,000)
Mining duties	(68,728,000)	(36,158,000)
Reclamation provisions	(44,242,000)	(42,688,000)
Valuation allowance	26,860,000	30,570,000
Deferred income and mining tax liabilities	593,320,000	611,227,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	10,867,000	1,200,000	1,630,000
Additions (reductions)		9,667,000	(430,000)
Unrecognized tax benefit, end of year	10,867,000	10,867,000	1,200,000
Canada
Income and mining taxes expense (recovery)
Current income and mining taxes	7,934,000	8,750,000	62,382,000
Deferred income and mining taxes	(95,344,000)	26,041,000	(341,038,000)
Mexico
Income and mining taxes expense (recovery)
Current income and mining taxes	29,968,000	33,531,000	3,496,000
Deferred income and mining taxes	93,665,000	25,284,000	54,996,000
Finland
Income and mining taxes expense (recovery)
Current income and mining taxes	14,492,000	9,799,000	222,000
Deferred income and mining taxes	$ (14,871,000)	$ 20,820,000	$ 10,269,000